Label	Element	Value
Dreyfus/Standish Global Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to maximize total return while realizing a market level of income consistent with preserving principal and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the Dreyfus Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 16 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 95.96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.96%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the Dreyfus Family of Funds that are subject to a sales charge.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. dollar and non-U.S. dollar-denominated fixed-income securities of governments and companies located in various countries, including emerging markets. The fund invests principally in bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, floating rate loans (limited to up to 20% of the fund's net assets) and other floating rate securities and Eurodollar and Yankee dollar instruments. The fund generally invests in eight or more countries, but always invests in at least three countries, one of which may be the United States. The fund may invest up to 25% of its assets in emerging markets generally and up to 7% of its assets in any single emerging market country. At times, the fund may invest a substantial part of its assets in any one country. The fund will hedge most, but not necessarily all, of its foreign currency exposure to protect the U.S. dollar value of the fund's assets principally by using forward contracts, futures contracts and swap agreements.

The fund normally invests primarily in fixed-income securities rated, at the time of purchase, investment grade (i.e., Baa/BBB or higher) or, if unrated, determined to be of comparable quality by the fund's subadviser. The fund, however, may invest up to 25% of its assets in securities rated, at the time of purchase, below investment grade ("high yield" or "junk" bonds), but not rated lower than B, or, if unrated, determined to be of comparable quality by the fund's subadviser. There are no restrictions on the dollar-weighted average maturity or average effective duration of the fund's portfolio or on the maturities or durations of the individual fixed-income securities the fund may purchase. A bond's maturity is the length of time until the principal must be fully repaid with interest.  Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

The portfolio managers focus on identifying undervalued government bond markets, currencies, sectors and securities and de-emphasize the use of interest rate forecasting. The portfolio managers look for fixed-income securities with the potential for credit upgrades, unique structural characteristics or innovative features. The portfolio managers select securities by using fundamental economic research and quantitative analysis to allocate assets among countries and currencies, and by focusing on sectors and individual securities that appear to be relatively undervalued and actively trading among sectors. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%. A portfolio turnover of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year.

The fund may, but is not required to, use derivatives, such as options, futures, options on futures, forward contracts and swap agreements, as a substitute for investing directly in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risks, or as part of a hedging strategy. When the fund enters into derivatives transactions, it may be required to segregate liquid assets or enter into offsetting positions, in accordance with applicable regulations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Fixed-income market risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions.

• Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

• High yield securities risk. High yield ("junk") securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield securities can fall in response to bad news about the issuer or its industry, or the economy in general, to a greater extent than those of higher rated securities.

• Interest rate risk. Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%. Unlike investment grade bonds, however, the prices of high yield ("junk") bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks. In addition, the rates on floating rate instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Risks associated with rising interest rates are heightened given that interest rates in the United States and other countries currently are at or near historic lows. The Federal Reserve has raised the federal funds rate several times in recent periods and has signaled additional increases in the near future.

• Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield and/or cause the fund's share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund's sensitivity to rising interest rates and its potential for price declines (extension risk).

• Asset-backed securities risk. General downturns in the economy could cause the value of asset-backed securities to fall. In addition, asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

• Market sector risk. The fund may significantly overweight or underweight certain countries, companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those countries, companies, industries or sectors.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for below investment grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities. No active trading market may exist for some of the floating rate loans in which the fund invests and certain loans may be subject to restrictions on resale. Because some floating rate loans that the fund invests in may have a more limited secondary market, liquidity risk is more pronounced for the fund than for mutual funds that invest primarily in other types of fixed-income instruments or equity securities. Liquidity risk also may refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the fund's share price.

• Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent the fund's investments are focused in a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds.

• Foreign government obligations and securities of supranational entities risk. Investing in foreign government obligations, debt obligations of supranational entities and the sovereign debt of foreign countries, including emerging market countries, creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. A governmental obligor may default on its obligations. Some sovereign obligors have been among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

• Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. Foreign currencies, particularly the currencies of emerging market countries, are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

• Emerging market risk. The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States.

• Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

• Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund's use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund's other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain types of derivatives, including over-the-counter transactions, involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued). Future rules and regulations of the Securities and Exchange Commission (SEC) may require the fund to alter, perhaps materially, its use of derivatives.

• Floating rate loan risk. Unlike publicly traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund's portfolio managers may be required to rely primarily on their own evaluation of a borrower's credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer's obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by bankruptcy or other insolvency laws with respect to its ability to realize the benefits of the collateral securing a loan. The floating rate loans in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. Floating rate loans may not be considered to be "securities" for purposes of the anti-fraud protections of the federal securities laws, including those with respect to the use of material non-public information, so that purchasers, such as the fund, may not have the benefit of these protections.

• Issuer risk. A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.

• Portfolio turnover risk. The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the fund's after-tax performance. The fund's forward roll transactions will increase its portfolio turnover rate.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class I shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) Class I
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q3, 2009: 7.03% Worst Quarter Q2, 2015: -2.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.93%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class I shares. After-tax performance of the fund's other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of fund's shares at the end of the period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax performance is shown only for Class I shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of fund's shares at the end of the period.

For the fund's Class A, C and Y shares, periods prior to the inception date reflect the performance of the fund's Class I shares adjusted to reflect any applicable sales charges. Such performance figures have not been adjusted to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class A and C shares for such periods would have been lower. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same expenses.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/17)
Dreyfus/Standish Global Fixed Income Fund | Bloomberg Barclays Global Aggregate Index (Hedged) reflects no deductions for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.16%
Dreyfus/Standish Global Fixed Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 532
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	706
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	895
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,440
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	532
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	706
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	895
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,440
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.64%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 2009
Dreyfus/Standish Global Fixed Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 259
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,856
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	159
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	493
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	850
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,856
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 2009
Dreyfus/Standish Global Fixed Income Fund | Dreyfus/Standish Global Fixed Income Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	665
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	54
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	170
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	296
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 665
Annual Return 2008	rr_AnnualReturn2008	7.50%
Annual Return 2009	rr_AnnualReturn2009	15.48%
Annual Return 2010	rr_AnnualReturn2010	6.02%
Annual Return 2011	rr_AnnualReturn2011	3.72%
Annual Return 2012	rr_AnnualReturn2012	9.55%
Annual Return 2013	rr_AnnualReturn2013	0.11%
Annual Return 2014	rr_AnnualReturn2014	7.85%
Annual Return 2015	rr_AnnualReturn2015	(0.28%)
Annual Return 2016	rr_AnnualReturn2016	2.41%
Annual Return 2017	rr_AnnualReturn2017	4.35%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.58%
Dreyfus/Standish Global Fixed Income Fund | Dreyfus/Standish Global Fixed Income Fund - Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.99%
Dreyfus/Standish Global Fixed Income Fund | Dreyfus/Standish Global Fixed Income Fund - Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.73%
Dreyfus/Standish Global Fixed Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	604
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	49
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	154
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	269
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 604
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2013

[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.